Commitments and Contingencies (Narrative) (Detail) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
	Jan. 01, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitment And Contingencies [Line Items]
Other long-term liabilities		$ 7,613	$ 6,870	$ 10,829
Accounts payable and accrued liabilities		$ 144,546	$ 79,710	80,758
Vesting period, PARs		5 years	5 years
Weighted average stipulated price of PARs granted	$ 37.90	$ 37.91	$ 36.78
Stipulated initial designated price of PARs granted		$ 40
Number of performance appreciation rights granted	306,300	308,800	360,000
Number of performance appreciation rights terminated	500	1,400	26,200
Number of performance appreciation rights	881,100	883,300	575,300
Weighted average stipulated price of PARs terminated	$ 40	$ 40	$ 40
Liability for soil contamination			$ 100	1,300
Payment under contingent commitment towards properties acquired			2,200
Rent expense			5,700	$ 4,800	$ 5,700
Performance Bonds Outstanding			$ 24,000
Building [Member]
Commitment And Contingencies [Line Items]
Description of Lessee Leasing Arrangements, Operating Leases			The lease for our main office will expire in 2022. Any initial rent-free months are amortized over the life of the lease.
Upstream Equipment [Member]
Commitment And Contingencies [Line Items]
Description of Lessee Leasing Arrangements, Operating Leases			Equipment leases are generally for four years or less
Upstream Equipment [Member] | Maximum [Member]
Commitment And Contingencies [Line Items]
Term of leases			4 years
Litigation [Member]
Commitment And Contingencies [Line Items]
Estimated litigation liability		$ 3,200	$ 4,000
Current litigation liabilities		800	800
Other long-term liabilities		$ 2,400	$ 3,200
Settlement payment term		6 years	6 years
Accounts payable and accrued liabilities		$ 4,500